General_Financial informations Maximum exposure and Loss recognised of unconsolidated structured entities (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Asset securitization vehicle
Disclosure of unconsolidated structured entities [Line Items]
The maximum exposure to risks	₩ 3,252,329,000,000	₩ 4,032,531,000,000
Investments	2,571,835,000,000	3,215,159,000,000
Credit facilities	680,494,000,000	817,372,000,000
Loss recognized on unconsolidated structured entities	₩ 5,764,000,000	₩ 837,000,000
Disclosure of information about interests in structured entity	Unconsolidated structured entities classified as 'asset securitization vehicles' are entities that issue asset-backed securities, pay the principal and interest or distributes dividends on asset-backed securities through borrowings or profits from the management, operation and sale of securitized assets. The Group transfers related risks from the purchase commitments of asset-backed securities or issuance of asset-backed securities through credit grants, and the structured entities recognize related interest or fee revenue. There are entities that provide additional fund and conditional debt acquisition commitment before the Group's financial support, but the Group is still exposed to losses arising from the purchase of financial assets issued by the structured entities when it fails to renew the securities.	Unconsolidated structured entities classified as 'asset securitization vehicles' are entities that issue asset-backed securities, pay the principal and interest or distributes dividends on asset-backed securities through borrowings or profits from the management, operation and sale of securitized assets. The Group transfers related risks from the purchase commitments of asset-backed securities or issuance of asset-backed securities through credit grants, and the structured entities recognize related interest or fee revenue. There are entities that provide additional fund and conditional debt acquisition commitment before the Group's financial support, but the Group is still exposed to losses arising from the purchase of financial assets issued by the structured entities when it fails to renew the securities.
Asset securitization vehicle | Classes of assets [Domain]
Disclosure of unconsolidated structured entities [Line Items]
Total asset of the unconsolidated structured entities	₩ 6,796,235,000,000	₩ 7,295,601,000,000
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	2,571,835,000,000	3,215,159,000,000
Asset securitization vehicle | Financial assets at FVTPL (IFRS 9)
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	285,156,000,000
Asset securitization vehicle | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	281,919,000,000
Asset securitization vehicle | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	2,003,921,000,000
Asset securitization vehicle | Loans and receivables
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities		43,180,000,000
Asset securitization vehicle | Financial assets held for trading
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities		0
Asset securitization vehicle | AFS financial assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities		902,390,000,000
Asset securitization vehicle | HTM financial assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities		2,269,451,000,000
Asset securitization vehicle | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Asset securitization vehicle | Derivative assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	839,000,000	138,000,000
Asset securitization vehicle | Liabilities [Domain]
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	1,260,000,000	1,433,000,000
Asset securitization vehicle | Derivative liabilities
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	116,000,000	575,000,000
Asset securitization vehicle | Other liabilities (including provisions)
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	1,144,000,000	858,000,000
Structured finance
Disclosure of unconsolidated structured entities [Line Items]
The maximum exposure to risks	3,408,271,000,000	2,918,448,000,000
Investments	2,831,842,000,000	2,314,043,000,000
Credit facilities	576,429,000,000	604,405,000,000
Loss recognized on unconsolidated structured entities	₩ 11,609,000,000	₩ 3,939,000,000
Disclosure of information about interests in structured entity	Unconsolidated structured entities classified as 'structured financing' include real estate project financing investment vehicle, social overhead capital companies, and special purpose vehicles for ship (aircraft) financing. Each entity is incorporated as a separate company with a limited purpose in order to efficiently pursue business goals. 'Structured financing' is a financing method for large-scale risky business, with investments made based on feasibility of the specific business or project, instead of credit of business owner or physical collaterals. The investors receive profits from the operation of the business. The Group recognizes interest revenue, valuation gain or loss on ownership interest, or dividend income. With regard to uncertainties involving structured financing, there are entities that provide financial support such as additional fund, guarantees and prioritized credit grants prior to the Group's intervention, but the Group is exposed to possible losses due to loss of principal from reduction in investment value or irrecoverable loans arising from failure to collect scheduled cash flows and cessation of projects.	Unconsolidated structured entities classified as 'structured financing' include real estate project financing investment vehicle, social overhead capital companies, and special purpose vehicles for ship (aircraft) financing. Each entity is incorporated as a separate company with a limited purpose in order to efficiently pursue business goals. 'Structured financing' is a financing method for large-scale risky business, with investments made based on feasibility of the specific business or project, instead of credit of business owner or physical collaterals. The investors receive profits from the operation of the business. The Group recognizes interest revenue, valuation gain or loss on ownership interest, or dividend income. With regard to uncertainties involving structured financing, there are entities that provide financial support such as additional fund, guarantees and prioritized credit grants prior to the Group's intervention, but the Group is exposed to possible losses due to loss of principal from reduction in investment value or irrecoverable loans arising from failure to collect scheduled cash flows and cessation of projects.
Structured finance | Classes of assets [Domain]
Disclosure of unconsolidated structured entities [Line Items]
Total asset of the unconsolidated structured entities	₩ 58,161,494,000,000	₩ 40,172,830,000,000
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	2,831,842,000,000	2,314,043,000,000
Structured finance | Financial assets at FVTPL (IFRS 9)
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	70,219,000,000
Structured finance | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	48,961,000,000
Structured finance | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	2,511,055,000,000
Structured finance | Loans and receivables
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities		1,969,760,000,000
Structured finance | Financial assets held for trading
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities		233,428,000,000
Structured finance | AFS financial assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities		106,819,000,000
Structured finance | HTM financial assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities		0
Structured finance | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	197,393,000,000	0
Structured finance | Derivative assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	4,214,000,000	4,036,000,000
Structured finance | Liabilities [Domain]
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	905,000,000	1,506,000,000
Structured finance | Derivative liabilities
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	248,000,000	968,000,000
Structured finance | Other liabilities (including provisions)
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	657,000,000	538,000,000
Investment Funds
Disclosure of unconsolidated structured entities [Line Items]
The maximum exposure to risks	1,587,325,000,000	1,138,523,000,000
Investments	1,530,767,000,000	1,138,523,000,000
Credit facilities	56,558,000,000	0
Loss recognized on unconsolidated structured entities	₩ 13,868,000,000	₩ 5,993,000,000
Disclosure of information about interests in structured entity	Unconsolidated structured entities classified as 'investment funds' include investment trusts and private equity funds. An investment trust orders the investment and operation of funds to the trust manager in accordance with trust contract with profits distributed to the investors. Private equity funds finances money required to acquire equity securities to enable direction of management and/or improvement of ownership structure, with profit distributed to the investors. The Group recognizes pro rata amount of valuation gain or loss on investment and dividend income as an investor, and may be exposed to losses due to reduction in investment value.	Unconsolidated structured entities classified as 'investment funds' include investment trusts and private equity funds. An investment trust orders the investment and operation of funds to the trust manager in accordance with trust contract with profits distributed to the investors. Private equity funds finances money required to acquire equity securities to enable direction of management and/or improvement of ownership structure, with profit distributed to the investors. The Group recognizes pro rata amount of valuation gain or loss on investment and dividend income as an investor, and may be exposed to losses due to reduction in investment value.
Investment Funds | Classes of assets [Domain]
Disclosure of unconsolidated structured entities [Line Items]
Total asset of the unconsolidated structured entities	₩ 11,138,822,000,000	₩ 13,641,135,000,000
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	1,530,767,000,000	1,138,523,000,000
Investment Funds | Financial assets at FVTPL (IFRS 9)
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	1,197,844,000,000
Investment Funds | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0
Investment Funds | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	71,150,000,000
Investment Funds | Loans and receivables
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities		0
Investment Funds | Financial assets held for trading
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities		10,160,000,000
Investment Funds | AFS financial assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities		904,774,000,000
Investment Funds | HTM financial assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities		0
Investment Funds | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	261,773,000,000	223,589,000,000
Investment Funds | Derivative assets
Disclosure of unconsolidated structured entities [Line Items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Investment Funds | Liabilities [Domain]
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Investment Funds | Derivative liabilities
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Investment Funds | Other liabilities (including provisions)
Disclosure of unconsolidated structured entities [Line Items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	₩ 0	₩ 0